Related Party Transactions - Schedule of Related Party Transactions (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Management fee payable, balance at the beginning	$ 3,668		$ (19,257)	$ (651,549)	$ 36,148
Management fee	(15,000)	150,000	60,000	410,000	390,000
Advances to/payments on behalf of the Company			(1,480)	437,624	1,419,370
Payments to/on behalf of Alliance	40	(113,852)	(35,595)	(215,332)	(2,497,067)
Management fee payable, balance at the end	$ (18,628)	$ 36,148	$ 3,668	$ (19,257)	$ (651,549)